Derivative Financial Instruments - Summary of Derivative Instrument Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 479,636,814	$ 326,569,454
Foreign currency | Currency Forward Purchases
Disclosure of detailed information about financial instruments [line items]
Notional Amount	1,004,310,654	1,542,504,198
Foreign currency | Currency Forward Sales
Disclosure of detailed information about financial instruments [line items]
Notional Amount	650,376,520	1,396,644,542
Foreign currency | Currency Forward by Customers Purchases
Disclosure of detailed information about financial instruments [line items]
Notional Amount	183,288,214	198,840,423
Foreign currency | Forward Currency Customer Sales
Disclosure of detailed information about financial instruments [line items]
Notional Amount	473,287,062	129,180,879
Government Securities | Currency Forward Purchases | Repurchase Transaction
Disclosure of detailed information about financial instruments [line items]
Notional Amount	211,952,156	55,717,869
Government Securities | Currency Forward Sales | Repurchase Transaction
Disclosure of detailed information about financial instruments [line items]
Notional Amount	268,097,781	2,850,743,511
Government Securities | Put Options Taken
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 0	$ 5,825,654,489